Summary of Reorganization Item and Fresh -Start Accounting Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended
May 31, 2010
Pretax reorganization items:
Professional and other fees	$ 48,701
Gain on prepetition settlement	(49,980)
Gain on settlement of liabilities subject to compromise	(162,243)
Reorganization items and fresh start accounting adjustments gross	(163,522)
Pretax fresh-start accounting adjustments	(139,931)
Reorganization items and fresh-start accounting adjustments, net	$ (303,453)